Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of earnings per share

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Net income	225,492	214,020	162,668

Basic Earnings Per Share
Weighted average number of common shares issued	49,423	50,214	50,145
Weighted average number of common shares held as treasury stock	(619)	(619)	(619)
Weighted average number of common shares (in thousands)	48,804	49,595	49,526

Basic Earnings Per Share	4.62	4.32	3.28

Diluted Earnings Per Share
Weighted average number of common shares	48,804	49,595	49,526
Net dilution impact related to awards of unvested common shares	473	265	349
Weighted average number of diluted common shares (in thousands)	49,277	49,860	49,875

Diluted Earnings Per Share	4.58	4.29	3.26